RELATED PARTY TRANSACTIONS - Management Agreements (Details)	6 Months Ended
	Jun. 30, 2017 USD ($) $ / vessel	Jun. 30, 2016 USD ($) vessel $ / vessel	Dec. 31, 2015 vessel
Frontline Management (Bermuda) Ltd
Related Party Transaction [Line Items]
Management Fee to be Paid Per Annum | $ / vessel	30,555	31,875
Seateam
Related Party Transaction [Line Items]
Number of vessels under ship management | vessel		18	15
Frontline Ltd.
Related Party Transaction [Line Items]
Quarterly management fee expenses | $	$ 20,000	$ 115,000